Notes payable (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Total notes payable balance	$ 300,549	$ 300,549
RH Capital Finance CO LLC [Member]
Statement [Line Items]
Remaining note payable balance	300,549
Issued of note payable	$ 290,387
Interest rate	16.00%
Accrued interest	$ 30,547